Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended
	Jun. 30, 2019	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Revenues:
Total revenues		$ 1,296,169	$ 1,388,334
Sales and Marketing Expenses
Advertising and promotional expenses		$ 206,600	230,000
Options
Stock-based compensation
Vesting period		4 years
Service-based restricted share units
Stock-based compensation
Vesting period		4 years
Advertising and marketing revenues
Revenues:
Total revenues		$ 1,130,275	1,206,106
Costs and Expenses
Cultural business construction fees (as a percent)	3.00%	3.00%		1.50%	1.50%
Advertising and marketing revenues | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats		3 months
Value-added services revenues
Revenues:
Total revenues		$ 165,894	$ 182,228